CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Hannover	Cumulative Effect, Period of Adoption, Adjustment	Restricted stock units	Shares issued to Sponsor under Forward Purchase Securities Agreement	PIPE Warrant	Liberty Subscription Agreement	SPAC Public Warrants	Cantor Loan	Convertible Debt	Preferred stock	Preferred stock Hannover	Common stock	Common stock Hannover	Common stock Restricted stock units	Common stock Shares issued to Sponsor under Forward Purchase Securities Agreement	Common stock PIPE Warrant	Common stock Liberty Subscription Agreement	Common stock SPAC Public Warrants	Common stock Cantor Loan	Common stock Convertible Debt	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment	Additional paid-in capital Restricted stock units	Additional paid-in capital Shares issued to Sponsor under Forward Purchase Securities Agreement	Additional paid-in capital PIPE Warrant	Additional paid-in capital Liberty Subscription Agreement	Additional paid-in capital SPAC Public Warrants	Additional paid-in capital Cantor Loan	Additional paid-in capital Convertible Debt	Treasury stock	Accumulated other comprehensive loss	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment
Beginning balance (in shares) at Dec. 31, 2019	0
Beginning balance at Dec. 31, 2019	$ 0
Ending balance (in shares) at Dec. 31, 2020	0
Ending balance at Dec. 31, 2020	$ 0
Beginning balance (in shares) at Dec. 31, 2019											8,740,398
Beginning balance (in shares) at Dec. 31, 2019													15,961,703
Beginning balance at Dec. 31, 2019	(5,449,000)		$ (1,384,000)																			$ 61,635,000	$ (123,000)								$ 0	$ 0	$ (67,084,000)	$ (1,261,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,529,000)																																(21,529,000)
Issuance of stock (in shares)													318,657
Issuance of stock	802,000																					802,000
Stock-based compensation	1,732,000																					1,727,000											5,000
Ending balance (in shares) at Dec. 31, 2020											8,740,398
Ending balance (in shares) at Dec. 31, 2020													16,280,360
Ending balance at Dec. 31, 2020	$ (25,828,000)																					64,041,000									0	0	(89,869,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series X preferred stock (in shares)	2,033,230
Issuance of Redeemable Series X preferred stock	$ 20,332,000
Dividends on Redeemable Series X preferred stock	$ 974,000
Ending balance (in shares) at Dec. 31, 2021	2,033,230
Ending balance at Dec. 31, 2021	$ 21,306,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stockholder transaction & Hannover Holdings Transaction (in shares)											(4,128,413)
Preferred stockholder transaction & Hannover Holdings Transaction	(189,200,000)																					(18,251,000)									(170,949,000)
Extinguishment of Convertible Notes	39,009,000																					39,009,000
Exercise of stock options (in shares)													1,102,494
Exercise of stock options	791,000																					791,000
Net loss	(96,305,000)																																(96,305,000)
Comprehensive loss	(86,000)																															(86,000)
Stock-based compensation	$ 10,881,000																					10,881,000
Ending balance (in shares) at Dec. 31, 2021	4,611,985										4,611,985
Ending balance (in shares) at Dec. 31, 2021													17,382,854
Ending balance at Dec. 31, 2021	$ (260,738,000)																					96,471,000									(170,949,000)	(86,000)	(186,174,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Dividends on Redeemable Series X preferred stock	$ 97,000
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)	(2,033,230)												(2,140,340)
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the reverse recapitalization	$ (21,403,000)																					(21,403,000)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stockholder transaction & Hannover Holdings Transaction (in shares)												(149,817)	(516,123)	(51,700)
Preferred stockholder transaction & Hannover Holdings Transaction	(2,750,000)	$ (5,853,000)																													(2,750,000)
Merger transaction and Reverse Recapitalization (in shares)											(4,462,168)
Merger transaction and Reverse Recapitalization	$ 5,145,000												$ 22,630,545									(165,804,000)									170,949,000
Stock issued during period, conversion of convertible securities (in shares)																	6,108,332	20,619,835	613,111	788,021	17,980,954
Stock issued during period, conversion of convertible securities					$ 10,000,000	$ 47,028,000	$ 120,506,000	$ 5,628,000	$ 7,880,000	$ 64,051,000															$ 10,000,000	$ 47,028,000	$ 120,506,000	$ 5,628,000	$ 7,880,000	$ 64,051,000
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)	2,033,230												2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization	$ 21,403,000																					21,403,000
Reclassification of Columbia Warrant to equity	124,805,000																					124,805,000
Repayment of Columbia Loan	(3,418,000)																					(3,418,000)
Reclassification of Forfeiture Earnout Liability to equity	$ 1,005,000																					1,005,000
Exercise of stock options (in shares)	102,825														223,218
Exercise of stock options				$ 144,000																				$ 144,000
Net loss	$ (36,641,000)																																(36,641,000)
Comprehensive loss	(226,000)																															(226,000)
Issuance of stock (in shares)																				26,050
Issuance of stock									$ 167,000																				$ 167,000
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options				$ (306,000)																				$ (306,000)
Stock-based compensation	8,368,000																					8,368,000
Ending balance (in shares) at Dec. 31, 2022											0
Ending balance (in shares) at Dec. 31, 2022													89,195,437
Ending balance at Dec. 31, 2022	$ 106,198,000																					$ 337,928,000									$ (8,603,000)	$ (312,000)	$ (222,815,000)
Beginning balance (in shares) at Jan. 24, 2022	17,215,336
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, conversion of convertible securities (in shares)																1,250,000
Issuance of stock (in shares)					1,250,000
Ending balance (in shares) at Jan. 25, 2022	88,824,647